Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BULLFROG AI HOLDINGS, INC.
Entity Central Index Key	0001829247
Entity Tax Identification Number	84-4786155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Ellington Blvd.
Entity Address, Address Line Two	Unit 317
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(240)
Local Phone Number	658-6710
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Bullfrog AI Holdings, Inc.
Entity Address, Address Line Two	325 Ellington Blvd.
Entity Address, Address Line Three	Unit 317
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
Contact Personnel Name	Vininder Singh